INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
NOTE 7 - INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets, net, consisted of the following:

	September 30,	December 31,
	2021	2020
Distribution software	$38,376	$37,914
Patents acquired from related party (Note 12)	12,280	21,232
Total intangible assets	50,656	59,146
Less: Accumulated amortization	(10,310)	(4,234)
Intangible assets, net	$40,346	$54,912

For the nine-months ended September 30, 2021 and 2020, amortization of intangible assets expense was $5,988 and $1,929, respectively.

At September 30, 2021, the expected future amortization of intangible assets expense was:

Year ending December 31, 2021	$2,072
Year ending December 31, 2022	8,289
Year ending December 31, 2023	8,289
Year ending December 31, 2024	8,289
Year ending December 31, 2025	2,533
Thereafter	10,874
Total	$40,346

NOTE 7 – INTANGIBLE ASSETS

Intangible assets, net, consisted of the following:

	December 31,	December 31,
	2020	2019
Distribution software	$37,906	$-
Patents acquired from related party (Note 11)	21,239	-
Total intangible assets	59,145	-
Less: Accumulated amortization	(4,233)	-
Intangible assets, net	$54,912	$-

For the years ended December 31, 2020 and 2019, amortization of intangible assets expense was $4,096 and $0, respectively.

At December 31, 2020, the expected future amortization of intangible assets expense was:

Year ending December 31, 2021	8,632
Year ending December 31, 2022	8,632
Year ending December 31, 2023	8,632
Year ending December 31, 2024	8,632
Year ending December 31, 2025	4,846
Thereafter	15,538
Total	$54,912